Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Apr. 29, 2020
November 20, 2015 [Memeber]
Class of Warrant or Right [Line Items]
Issuance Date	Nov. 20, 2015
Warrants Issued	70,000
Exercise Price	$ 5.00	$ 0.99
Full Vesting Date	Nov. 20, 2015
Expiration Date	Nov. 20, 2020
April 27, 2016 [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Apr. 27, 2016
Warrants Issued	60,000
Exercise Price	$ 2.91
Full Vesting Date	Apr. 27, 2016
Expiration Date	Apr. 27, 2019
August 3, 2017 [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Aug. 03, 2017
Warrants Issued	30,000
Exercise Price	$ 0.50
Full Vesting Date	Aug. 03, 2017
Expiration Date	Aug. 03, 2021
August 3, 2017 [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Aug. 03, 2017
Warrants Issued	2,000,000
Exercise Price	$ 0.50
Full Vesting Date	Aug. 03, 2017
Expiration Date	Aug. 03, 2022
November 9, 2017 [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Nov. 09, 2017
Warrants Issued	20,000
Exercise Price	$ 0.50
Full Vesting Date	Nov. 09, 2017
Expiration Date	Nov. 09, 2021
September 26, 2018 [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Sep. 26, 2018
Warrants Issued	100,000
Exercise Price	$ 1.00
Full Vesting Date	Sep. 26, 2018
Expiration Date	Sep. 26, 2022